Fair Values (Quantitative Information Significant Unobservable Inputs - Assets & Liabilities) (Details) - Designated as Hedging Instrument [Member] - CAD CAD / shares in Units, CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Inputs, Level 3 [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Assets, Fair Value Disclosure	CAD 40.0	CAD 51.0
Financial and Nonfinancial Liabilities, Fair Value Disclosure	389.0	277.0
Derivative Assets (Liabilities), at Fair Value, Net, Total	(349.0)	(226.0)
Held for Trading Hedge [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Assets, Fair Value Disclosure		54.0
Financial and Nonfinancial Liabilities, Fair Value Disclosure	0.0
Held for Trading Hedge [Member] | Fair Value, Inputs, Level 3 [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Financial and Nonfinancial Liabilities, Fair Value Disclosure	CAD 3.0
Held for Trading Hedge [Member] | Fair Value, Inputs, Level 3 [Member] | Derivative Financial Instruments, Assets [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Assets, Fair Value Disclosure		CAD 3.0
Held for Trading Hedge [Member] | Market Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes		CAD 1.25
Fair Value Inputs, Comparability Adjustments		(0.06%)
Fair Value Inputs, Probability of Default		0.00%
Fair Value Inputs, Discount Rate		0.00%
Held for Trading Hedge [Member] | Market Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes		CAD 15.74
Fair Value Inputs, Comparability Adjustments		0.95%
Fair Value Inputs, Probability of Default		0.09%
Fair Value Inputs, Discount Rate		0.08%
Held for Trading Hedge [Member] | Market Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Weighted Average [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes		CAD 6.19
Fair Value Inputs, Comparability Adjustments		0.68%
Fair Value Inputs, Probability of Default		0.00%
Fair Value Inputs, Discount Rate		0.00%
Held for Trading Hedge [Member] | Market Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Derivative Financial Instruments, Liabilities [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	CAD 1.83	CAD 46.45
Fair Value Inputs, Comparability Adjustments	(0.11%)
Fair Value Inputs, Probability of Default	0.00%
Fair Value Inputs, Entity Credit Risk		0.06%
Fair Value Inputs, Discount Rate	0.00%	0.00%
Held for Trading Hedge [Member] | Market Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Derivative Financial Instruments, Liabilities [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	CAD 11.87	CAD 103.27
Fair Value Inputs, Comparability Adjustments	0.64%
Fair Value Inputs, Probability of Default	0.05%
Fair Value Inputs, Entity Credit Risk		0.06%
Fair Value Inputs, Discount Rate	0.10%	4.15%
Held for Trading Hedge [Member] | Market Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Derivative Financial Instruments, Liabilities [Member] | Weighted Average [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	CAD 5.93	CAD 70.69
Fair Value Inputs, Comparability Adjustments	0.27%
Fair Value Inputs, Probability of Default	0.01%
Fair Value Inputs, Entity Credit Risk		0.06%
Fair Value Inputs, Discount Rate	0.01%	0.47%
Held for Trading Hedge [Member] | Market Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Derivative Financial Instruments, Assets [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes		CAD 1.13
Fair Value Inputs, Probability of Default		0.00%
Fair Value Inputs, Discount Rate		0.00%
Held for Trading Hedge [Member] | Market Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Derivative Financial Instruments, Assets [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes		CAD 9.12
Fair Value Inputs, Probability of Default		0.10%
Fair Value Inputs, Discount Rate		0.33%
Held for Trading Hedge [Member] | Market Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Derivative Financial Instruments, Assets [Member] | Weighted Average [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes		CAD 3.26
Fair Value Inputs, Probability of Default		0.01%
Fair Value Inputs, Discount Rate		0.04%
Held for Trading Hedge [Member] | Physical natural gas purchases and sales [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Assets, Fair Value Disclosure	CAD 12.0
Held for Trading Hedge [Member] | Physical natural gas purchases and sales [Member] | Market Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Derivative Financial Instruments, Assets [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Probability of Default		0.01%
Held for Trading Hedge [Member] | Physical natural gas purchases and sales [Member] | Market Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Derivative Financial Instruments, Assets [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	CAD 1.83	CAD 5.15
Fair Value Inputs, Comparability Adjustments	(0.11%)
Fair Value Inputs, Probability of Default	0.00%
Fair Value Inputs, Discount Rate	0.00%
Held for Trading Hedge [Member] | Physical natural gas purchases and sales [Member] | Market Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Derivative Financial Instruments, Assets [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	CAD 11.87	6.21
Fair Value Inputs, Comparability Adjustments	0.64%
Fair Value Inputs, Probability of Default	0.05%
Fair Value Inputs, Discount Rate	0.10%
Held for Trading Hedge [Member] | Physical natural gas purchases and sales [Member] | Market Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Derivative Financial Instruments, Assets [Member] | Weighted Average [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	CAD 6.16	CAD 5.72
Fair Value Inputs, Comparability Adjustments	0.39%
Fair Value Inputs, Probability of Default	0.00%	0.01%
Fair Value Inputs, Discount Rate	0.00%
Held for Trading Hedge [Member] | Power swaps and physical contracts [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Assets, Fair Value Disclosure	CAD 0.0	CAD (8.0)
Financial and Nonfinancial Liabilities, Fair Value Disclosure	CAD 0.0	CAD (2.0)
Held for Trading Hedge [Member] | Power swaps and physical contracts [Member] | Market Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Derivative Financial Instruments, Liabilities [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	CAD 19.7	CAD 26.27
Fair Value Inputs, Correlation factor		0.98%
Fair Value Inputs, Entity Credit Risk	0.00%	0.00%
Fair Value Inputs, Discount Rate	0.09%	0.00%
Held for Trading Hedge [Member] | Power swaps and physical contracts [Member] | Market Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Derivative Financial Instruments, Liabilities [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	CAD 76.94	CAD 129.2
Fair Value Inputs, Correlation factor		1.00%
Fair Value Inputs, Entity Credit Risk	0.02%	0.02%
Fair Value Inputs, Discount Rate	0.02%	0.15%
Held for Trading Hedge [Member] | Power swaps and physical contracts [Member] | Market Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Derivative Financial Instruments, Liabilities [Member] | Weighted Average [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	CAD 33.48	CAD 70.82
Fair Value Inputs, Correlation factor		0.99%
Fair Value Inputs, Entity Credit Risk	0.01%	0.00%
Fair Value Inputs, Discount Rate	0.03%	0.01%
Held for Trading Hedge [Member] | Power swaps and physical contracts [Member] | Market Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Derivative Financial Instruments, Assets [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	CAD 19.7	CAD 26.27
Fair Value Inputs, Correlation factor		0.98%
Fair Value Inputs, Probability of Default	0.00%	0.00%
Fair Value Inputs, Discount Rate	0.02%	0.00%
Held for Trading Hedge [Member] | Power swaps and physical contracts [Member] | Market Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Derivative Financial Instruments, Assets [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	CAD 76.94	CAD 129.2
Fair Value Inputs, Correlation factor		1.00%
Fair Value Inputs, Probability of Default	0.01%	0.02%
Fair Value Inputs, Discount Rate	0.09%	0.15%
Held for Trading Hedge [Member] | Power swaps and physical contracts [Member] | Market Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Derivative Financial Instruments, Assets [Member] | Weighted Average [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	CAD 33.37	CAD 70.45
Fair Value Inputs, Correlation factor		0.99%
Fair Value Inputs, Probability of Default	0.00%	0.00%
Fair Value Inputs, Discount Rate	0.03%	0.01%
Held for Trading Hedge [Member] | Natural gas swaps, futures, forwards, physical contracts [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Assets, Fair Value Disclosure	CAD 27.0
Financial and Nonfinancial Liabilities, Fair Value Disclosure	CAD 386.0	CAD 279.0
Held for Trading Hedge [Member] | Natural gas swaps, futures, forwards, physical contracts [Member] | Market Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Entity Credit Risk		0.00%
Held for Trading Hedge [Member] | Natural gas swaps, futures, forwards, physical contracts [Member] | Market Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Derivative Financial Instruments, Liabilities [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	CAD 1.55	CAD 0.74
Fair Value Inputs, Probability of Default		0.00%
Fair Value Inputs, Entity Credit Risk	0.00%
Fair Value Inputs, Discount Rate	0.00%	0.00%
Held for Trading Hedge [Member] | Natural gas swaps, futures, forwards, physical contracts [Member] | Market Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Derivative Financial Instruments, Liabilities [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	CAD 11.87	CAD 10.59
Fair Value Inputs, Probability of Default		0.03%
Fair Value Inputs, Entity Credit Risk	0.70%
Fair Value Inputs, Discount Rate	0.14%	0.07%
Held for Trading Hedge [Member] | Natural gas swaps, futures, forwards, physical contracts [Member] | Market Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Derivative Financial Instruments, Liabilities [Member] | Weighted Average [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	CAD 6.26	CAD 5.58
Fair Value Inputs, Probability of Default		0.00%
Fair Value Inputs, Entity Credit Risk	0.00%	0.00%
Fair Value Inputs, Discount Rate	0.02%	0.01%
Held for Trading Hedge [Member] | Natural gas swaps, futures, forwards, physical contracts [Member] | Market Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Derivative Financial Instruments, Assets [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	CAD 1.41
Fair Value Inputs, Probability of Default	0.00%
Fair Value Inputs, Discount Rate	0.00%
Held for Trading Hedge [Member] | Natural gas swaps, futures, forwards, physical contracts [Member] | Market Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Derivative Financial Instruments, Assets [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	CAD 11.87
Fair Value Inputs, Probability of Default	7.00%
Fair Value Inputs, Discount Rate	0.32%
Held for Trading Hedge [Member] | Natural gas swaps, futures, forwards, physical contracts [Member] | Market Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Derivative Financial Instruments, Assets [Member] | Weighted Average [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	CAD 3.87	CAD 5.56
Fair Value Inputs, Probability of Default	0.01%	0.46%
Fair Value Inputs, Discount Rate	0.05%	5.28%
Regulatory Deferral Hedge [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Financial and Nonfinancial Liabilities, Fair Value Disclosure	CAD 0.0
Regulatory Deferral Hedge [Member] | Heavy fuel oil purchases [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Assets, Fair Value Disclosure	1.0
Financial and Nonfinancial Liabilities, Fair Value Disclosure	CAD 0.0
Regulatory Deferral Hedge [Member] | Heavy fuel oil purchases [Member] | Market Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Derivative Financial Instruments, Assets [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Probability of Default	0.80%
Regulatory Deferral Hedge [Member] | Heavy fuel oil purchases [Member] | Market Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Derivative Financial Instruments, Assets [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	CAD 0
Regulatory Deferral Hedge [Member] | Heavy fuel oil purchases [Member] | Market Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Derivative Financial Instruments, Assets [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	69.64
Regulatory Deferral Hedge [Member] | Heavy fuel oil purchases [Member] | Market Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Derivative Financial Instruments, Assets [Member] | Weighted Average [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	CAD 69.64
Fair Value Inputs, Probability of Default	0.80%
Regulatory Deferral Hedge [Member] | Physical natural gas purchases and sales [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Assets, Fair Value Disclosure	CAD 0.0	CAD 2.0
Regulatory Deferral Hedge [Member] | Physical natural gas purchases and sales [Member] | Market Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Derivative Financial Instruments, Assets [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Probability of Default	0.01%
Regulatory Deferral Hedge [Member] | Physical natural gas purchases and sales [Member] | Market Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Derivative Financial Instruments, Assets [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	CAD 4.75
Regulatory Deferral Hedge [Member] | Physical natural gas purchases and sales [Member] | Market Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Derivative Financial Instruments, Assets [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	4.94
Regulatory Deferral Hedge [Member] | Physical natural gas purchases and sales [Member] | Market Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Derivative Financial Instruments, Assets [Member] | Weighted Average [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	CAD 4.87
Fair Value Inputs, Probability of Default	0.01%
Cash Flow Hedging [Member] | Power swaps and physical contracts [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Assets, Fair Value Disclosure	CAD 0.0